Commitments (Tables)	6 Months Ended
Jun. 30, 2018
Commitments [Abstract]
Future minimum lease revenues receivable under non-cancellable operating leases
	June 30, 2018	December 31, 2017
Within one year	2,724	1,548
Total	2,724	1,548

Future minimum lease payments
June 30, 2018
Within one year	144
After one year but not more than five years	577
More than five years	217
Total	938